Financial Risk Management (Details 4) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial risk management [Abstract]
Other comprehensive income	₨ 0	₨ 0
Profit or (loss)	₨ 38,100	₨ (97,080)